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                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND

                                PORTFOLIO OF THE
                          VAN KAMPEN SERIES FUND, INC.

                    SUPPLEMENT DATED AUGUST 26, 1999 TO THE
                      PROSPECTUS DATED SEPTEMBER 30, 1998,
                   PREVIOUSLY SUPPLEMENTED NOVEMBER 30, 1998
                            ------------------------

    The section of the Prospectus entitled "MANAGEMENT OF THE COMPANY-PORTFOLIO MANAGERS-WORLDWIDE HIGH INCOME FUND" is hereby deleted in its entirety and replaced with the following:

    VAN KAMPEN WORLDWIDE HIGH INCOME FUND. Robert Angevine, Gordon W. Loery, Stephen F. Esser and Abigail L. McKenna. Robert Angevine is a Principal of the Sub-Adviser and Morgan Stanley and the portfolio manager for high yield investments. Prior to joining the Sub-Adviser in October 1988, he spent over eight years at Prudential Insurance where he was responsible for one of the largest open-end high yield mutual funds in the country. Mr. Angevine also manages high yield assets for one of the largest corporate pension funds in the country. His other experience includes international treasury operations at a major pharmaceutical company and commercial banking. Mr. Angevine received a B.A. in Economics from Lafayette College and an M.B.A. from Fairleigh Dickinson University. Gordon W. Loery, currently a Principal of the Sub-Adviser joined the Sub-Adviser as a fixed income analyst in 1990. He has shared primary responsibility for managing the Fund's assets since April 1999. Stephen F. Esser shares primary responsibility for managing the Fund's assets since October 1998. He joined the Sub-Adviser in 1996 and has been a portfolio manager with MAS since 1988. He assumed responsibility for the MAS-advised MAS Fund's High Yield Portfolio in 1989. Mr. Esser is a member of the New York Society of Security Analysts and has a B.S. degree (Summa Cum Laude; Phi Beta Kappa) from the University of Delaware. Ms. McKenna joined the Sub-Adviser in 1996 and is a Vice President of the Sub-Adviser and Morgan Stanley. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining the Adviser, she was a senior portfolio manager at MIMCO and a Limited Partner at Weiss Peck & Greer from 1991 to 1995 where she was responsible for the trading and management of corporate bond portfolios. She holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst.
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                   VAN KAMPEN HIGH YIELD & TOTAL RETURN FUND
                                PORTFOLIO OF THE
                          VAN KAMPEN SERIES FUND, INC.
                    SUPPLEMENT DATED AUGUST 26, 1999 TO THE
                      PROSPECTUS DATED SEPTEMBER 30, 1998
                            ------------------------

    The section of the Prospectus entitled "MANAGEMENT OF THE COMPANY-PORTFOLIO MANAGERS-HIGH YIELD & TOTAL RETURN FUND" is hereby deleted in its entirety and replaced with the following:

    HIGH YIELD & TOTAL RETURN FUND. Robert Angevine, Stephen F. Esser and Gordon
W. Loery. Robert Angevine is a Principal of the Sub-Adviser and Morgan Stanley and the portfolio manager for high yield investments. Prior to joining the Sub-Adviser in October 1988, he spent over eight years at Prudential Insurance where he was responsible for one of the largest open-end high yield mutual funds in the country. Mr. Angevine also manages high yield assets for one of the largest corporate pension funds in the country. His other experience includes international treasury operations at a major pharmaceutical company and commercial banking. Mr. Angevine received a B.A. in Economics from Lafayette College and an M.B.A. from Fairleigh Dickinson University. Stephen F. Esser shares primary responsibility for managing the Fund's assets. He joined the Sub-Adviser in 1996 and has been a portfolio manager with MAS since 1988. He assumed responsibility for the MAS-advised MAS Fund's High Yield Portfolio in 1989. Mr. Esser is a member of the New York Society of Security Analysts and holds a B.S. degree (Summa Cum Laude; Phi Beta Kappa) from the University of Delaware. Gordon W. Loery, currently a Principal of the Sub-Adviser joined the Sub-Adviser as a fixed income analyst in 1990. Mr. Angevine has had primary responsibility for managing the Fund's assets since its inception. Mr. Esser and Mr. Loery have shared primary responsibility for managing the Fund's assets since April 1996 and April 1999, respectively.